Identifiable Intangible Assets (FY) (Tables)	12 Months Ended
Sep. 30, 2019
OneWater LLC [Member]
Identifiable Intangible Assets [Abstract]
Intangible Assets Measured at Fair Value on Acquisition
Intangible assets are initially measured at fair value on the date of an acquisition and consisted of the following:

Intangibles
($ in thousands)
Balance as of September 30, 2017	$34,712
Intangibles acquired during the year	13,020
Balance as of September 30, 2018	$47,732
Intangibles acquired during the year	13,572
Balance as of September 30, 2019	$61,304